Document and Entity Information	Jul. 10, 2025
Details
Registrant CIK	0000772263
Document Type	8-K
Document Period End Date	Jul. 10, 2025
Entity Registrant Name	NITCHES, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-13851
Entity Tax Identification Number	95-2848021
Entity Address, Address Line One	1333 N. Buffalo Dr.
Entity Address, Address Line Two	Unit 210
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89128
City Area Code	678
Local Phone Number	999-6242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false